INCOME TAXES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			48 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2011 US	Dec. 31, 2010 US	Dec. 31, 2011 Countries other than the PRC	Dec. 31, 2010 Countries other than the PRC	Jan. 31, 2008 High and New Technology Enterprises	Jan. 31, 2008 Qualified Software Enterprise	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Other PRC subsidiaries	Dec. 31, 2010 Other PRC subsidiaries	Dec. 31, 2009 Other PRC subsidiaries	Dec. 31, 2011 Subsidiaries Greater China	Dec. 31, 2011 VanceInfo Japan Inc	Dec. 31, 2010 VanceInfo Japan Inc	Dec. 31, 2009 VanceInfo Japan Inc	Dec. 31, 2011 VanceInfo Technologies Inc, US	Dec. 31, 2010 VanceInfo Technologies Inc, US	Dec. 31, 2009 VanceInfo Technologies Inc, US	Dec. 31, 2011 VanceInfo Technologies Inc, US Minimum	Dec. 31, 2010 VanceInfo Technologies Inc, US Minimum	Dec. 31, 2009 VanceInfo Technologies Inc, US Minimum	Dec. 31, 2011 VanceInfo Technologies Inc, US Maximum	Dec. 31, 2010 VanceInfo Technologies Inc, US Maximum	Dec. 31, 2009 VanceInfo Technologies Inc, US Maximum	Dec. 31, 2010 Wireless Info Tech, Ltd	Dec. 31, 2009 Wireless Info Tech, Ltd	Dec. 31, 2010 Wireless Info Tech, Ltd Minimum	Dec. 31, 2009 Wireless Info Tech, Ltd Minimum	Dec. 31, 2010 Wireless Info Tech, Ltd Maximum	Dec. 31, 2009 Wireless Info Tech, Ltd Maximum	Dec. 31, 2011 VanceInfo Technology Australia Pty Ltd	Dec. 31, 2011 VanceInfo Malaysia Inc Sdn Bhd	Dec. 31, 2010 VanceInfo Malaysia Inc Sdn Bhd	Dec. 31, 2009 VanceInfo Malaysia Inc Sdn Bhd	Dec. 31, 2011 VanceInfo Singapore Pty Ltd	Dec. 31, 2011 VanceInfo Technologies Limited, Hong Kong	Dec. 31, 2010 VanceInfo Technologies Limited, Hong Kong	Dec. 31, 2009 VanceInfo Technologies Limited, Hong Kong	Dec. 31, 2011 TP (Hong Kong) Limited	Dec. 31, 2010 TP (Hong Kong) Limited	Dec. 31, 2009 TP (Hong Kong) Limited	Dec. 31, 2011 TP (Taiwan) Limited	Dec. 31, 2010 TP (Taiwan) Limited	Dec. 31, 2009 TP (Taiwan) Limited	Dec. 31, 2011 TP Consultants Limited	Dec. 31, 2010 TP Consultants Limited	Dec. 31, 2009 TP Consultants Limited	Dec. 31, 2011 TP Teleservices Limited	Dec. 31, 2010 TP Teleservices Limited	Dec. 31, 2009 TP Teleservices Limited	Dec. 31, 2011 VanceInfo Financial Service Limited	Dec. 31, 2010 VanceInfo Financial Service Limited	Dec. 31, 2011 Lifewood Technology Hong Kong Limited	Dec. 31, 2011 Lifewood Data Technology Hong Kong Limited	Dec. 31, 2011 VanceInfo Beijing High and New Technology Enterprises	Dec. 31, 2010 VanceInfo Beijing High and New Technology Enterprises	Dec. 31, 2009 VanceInfo Beijing High and New Technology Enterprises	Dec. 31, 2008 VanceInfo Beijing High and New Technology Enterprises	Dec. 31, 2011 Shanghai VanceInfo Technologies Limited High and New Technology Enterprises	Dec. 31, 2010 Shanghai VanceInfo Technologies Limited High and New Technology Enterprises	Dec. 31, 2009 Shanghai VanceInfo Technologies Limited High and New Technology Enterprises	Dec. 31, 2008 Shanghai VanceInfo Technologies Limited High and New Technology Enterprises	Dec. 31, 2010 TP Software Technology (Shanghai) Co, Ltd High and New Technology Enterprises	Dec. 31, 2009 TP Software Technology (Shanghai) Co, Ltd High and New Technology Enterprises	Dec. 31, 2011 Nanjing VanceInfo Creative Software Technology Limited 2011	Dec. 31, 2011 Nanjing VanceInfo Creative Software Technology Limited 2012	Dec. 31, 2011 Nanjing VanceInfo Creative Software Technology Limited 2013	Dec. 31, 2011 VanceInfo Data Service Shanghai Co Ltd	Dec. 31, 2010 VanceInfo Data Service Shanghai Co Ltd	Dec. 31, 2009 VanceInfo Data Service Shanghai Co Ltd	Dec. 31, 2011 Shenzhen VanceInfo Creative Software New Setup Software Enterprise 2012	Dec. 31, 2011 Shenzhen VanceInfo Creative Software New Setup Software Enterprise 2013	Dec. 31, 2011 Shenzhen VanceInfo Creative Software New Setup Software Enterprise 2014
Income Taxes [Line Items]
Income tax expense	$ 1,075	$ 2,518	$ 2,089														$ 20	$ 5	$ 1
Progressive federal income tax rate																							15.00%	15.00%	15.00%	35.00%	35.00%	35.00%			15.00%	15.00%	35.00%	35.00%
State income tax rate																				8.84%	8.84%	8.84%							8.84%	8.84%
EIT uniform rate	25.00%												25.00%	25.00%	25.00%																				30.00%	28.00%	28.00%	28.00%	17.00%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Preferential tax rate	15.00%																																																										15.00%	7.50%	7.50%	7.50%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	12.50%	12.50%	12.50%	12.00%	11.00%	10.00%	12.50%	12.50%	12.50%
Percentage reduction for effective income tax rate																																																																					50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Preferential tax rate period									3 years
Additional tax rate period for qualified enterprises										3 years
Net deferred tax assets	1,327			1,327
Net deferred tax liabilities	93			93
Withholding tax rate				10.00%
Aggregate undistributed earnings																114,373
Percentage of net revenue					5.00%	3.00%	7.00%	11.00%
Percentage of income before income taxes								3.00%
Net operating losses	$ 1,417	$ 399		$ 1,417
Net operating losses, tax expiration period	Expiring on various dates throughout 2016	Expiring on various dates throughout 2015
Net operating losses, tax expiration year	2016	2015
Open tax years in various tax jurisdictions	various tax years from 2005 to 2011 which remain open in various tax jurisdictions
Open tax year in various tax jurisdictions open for examination											2005	2011